State Street Institutional Investment Trust

State Street Financial Center

One Lincoln Street

Boston, MA 02111-2900

August 21, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:        Office of Filings, Information & Consumer Service

Re:	State Street Institutional Investment Trust (the “Trust”)

File Nos.: 811-09819 and 333-30810

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and Statement of Additional Information for the Trust, each dated August 21, 2017, do not differ from that contained in the Post-Effective Amendment No. 247 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on August 17, 2017 (Accession #0001193125-17-261051).

If you have any questions, please contact me at (617) 662-4026.

Very truly yours,

/s/ Jesse D. Hallee
Jesse D. Hallee
Secretary